CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 155,709	$ 111,783	$ 16,993
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(16,014)	31,786	11,209
Foreign currency translation adjustment	24,679	(38,068)	(34,772)
Change in pension and postretirement benefits	(11,304)	22,959	2,532
Reclassification of pension activity	0	0	15,462
Total other comprehensive (loss) income	(2,639)	16,677	(5,569)
Comprehensive income	153,070	128,460	11,424
Less: Comprehensive income attributable to noncontrolling interests	(35,666)	(20,178)	(15,759)
Comprehensive income (loss) attributable to Dole plc	$ 117,404	$ 108,282	$ (4,335)